Debt - Schedule of Aggregate Contractual Principal Payments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 38
2023	32
2024	84
2025	325
2026	1,882
Thereafter	497
Total payments	$ 2,858	$ 4,150